Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities	Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities

in € m.	Dec 31, 2025	Dec 31, 2024
Future cash outflows not reflected in lease liabilities:
Not later than one year	8	30
Later than one year and not later than five years	379	470
Later than five years	4,322	4,230
Future cash outflows not reflected in lease liabilities	4,709	4,731